Statutory Financial Data and Dividend Restrictions: Schedule of certain statutory basis financial information (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of certain statutory basis financial information
	Statutory Basis		Statutory Basis
	Catpital and Surplus		Net Income (Loss)
	2012	2011	2012	2011	2010

MLIC	$ 16,995	$ 28,061	$ 3,259	$ (95)	$ (1,219)